Equitable Financial Life Insurance Company

Supplement dated May 1, 2023 to the Structured Capital Strategies PLUS® 21 Prospectus

This Supplement modifies certain information in the above-referenced Prospectus (the “Prospectus”) offered by Equitable Financial Life Insurance Company (“Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center at 877-899-3743.

The purpose of this Supplement is to provide information regarding the Segments available, minimum Performance Cap Rates and the Segment Interim Value calculation for New York contracts. The Return of Premium Death Benefit is currently unavailable for contracts issued in New York.

For contracts issued in New York:

The	following chart lists the current Segment Types for contracts issued in New York:

Segment Option	Segment Duration	Segment Buffer	Minimum Performance Cap Rate	Indices Available
Standard	6 year	-10%; -15%; -20%	30%; 27%; 24%	S&P 500 Price Return; Russell 2000® Price Return; MSCI EAFE Price Return; NASDAQ-100 Price Return; MSCI Emerging Markets Price Return*; EURO STOXX 50® Price Return*
	1 year	-10%; -15%	5%; 4.5%
DualDirection	6 year	-10%; -15%; -20%	30%; 27% 24%	S&P 500 Price Return; Russell 2000® Price Return*; MSCI EAFE Price Return*; NASDAQ-100 Price Return*
	1 year	-10%	5%
AnnualLock	6 year	-10%	5%	S&P 500 Price Return; Russell 2000® Price Return; MSCI EAFE Price Return
StepUp	1 year	-10%	5%	S&P 500 Price Return; Russell 2000® Price Return; MSCI EAFE Price Return; NASDAQ-100 Price Return
EnhancedUpside	6 year	-10%; -15%	30%; 27%	S&P 500 Price Return

*	Only available for 1-year Segments

Cat #800001 (5/23)
SCS PLUS 21/New Biz	#462541rev